Leases - Disclosure of Detailed Information About Lease Liabilities Recognized in Cash Flow Statement Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Operating activities	$ 108	$ 92	$ 72
Investing activities	(4)	0	(6)
Financing activities	46	28	36
Net cash paid	$ 150	$ 120	$ 102